Financial instruments - valuation	12 Months Ended
Dec. 31, 2021
Financial instruments - classification
Financial instruments - valuation

11 Financial instruments – valuation

Financial instruments recognised at fair value are revalued using techniques that can include observable inputs (pricing information that is readily available in the market, for example UK Government securities), and unobservable inputs (pricing information that is not readily available, for example unlisted securities). Gains and losses are recognised in the income statement and statement of comprehensive income as appropriate. This note presents information on the valuation of financial instruments.

The table below provides an overview of the various sections contained within the note.

Critical accounting policy: Fair value - financial instruments

Financial instruments classified as mandatory fair value through profit or loss; held-for-trading; designated fair value through profit or loss and fair value through other comprehensive income are recognised in the financial statements at fair value. All derivatives are measured at fair value.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A fair value measurement considers the characteristics of the asset or liability and the assumptions that a market participant would consider when pricing the asset or liability.

NatWest Group manages some portfolios of financial assets and financial liabilities based on its net exposure to either market or credit risk. In these cases, the fair value is derived from the net risk exposure of that portfolio with portfolio level adjustments applied to incorporate bid-offer spreads, counterparty credit risk, and funding costs (see ’Valuation Adjustments’).

Where the market for a financial instrument is not active, fair value is established using a valuation technique. These valuation techniques involve a degree of estimation, the extent of which depends on the instrument’s complexity and the availability of market-based data. The complexity and uncertainty in the financial instrument’s fair value is categorised using the fair value hierarchy.

For accounting policy information see Accounting policies notes 10 and 15.

11 Financial instruments – valuation continued

Valuation

Fair value hierarchy

Financial instruments carried at fair value have been classified under the fair value hierarchy. The classification ranges from level 1 to level 3, with more expert judgment and price uncertainly for those classified at level 3.

The determination of an instrument’s level cannot be made at a global product level as a single product type can be in more than one level. For example, a single name corporate credit default swap could be in level 2 or level 3 depending on the level of market activity for the referenced entity.

Level 1 – instruments valued using unadjusted quoted prices in active and liquid markets, for identical financial instruments. Examples include government bonds, listed equity shares and certain exchange-traded derivatives.

Level 2 - instruments valued using valuation techniques that have observable inputs. Observable inputs are those that are readily available with limited adjustments required. Examples include most government agency securities, investment-grade corporate bonds, certain mortgage products - including CLOs, most bank loans, repos and reverse repos, state and municipal obligations, most notes issued, certain money market securities, loan commitments and most OTC derivatives.

Level 3 - instruments valued using a valuation technique where at least one input which could have a significant effect on the instruments valuation, is not based on observable market data. Examples include non-derivative instruments which trade infrequently, certain syndicated and commercial mortgage loans, private equity, and derivatives with unobservable model inputs.

Valuation techniques

NatWest Group derives the fair value of its instruments differently depending on whether the instrument is a non-modelled or a modelled product.

Non-modelled products are valued directly from a price input, typically on a position-by-position basis. Examples include equities and most debt securities.

Non-modelled products can fall into any fair value levelling hierarchy depending on the observable market activity, liquidity, and assessment of valuation uncertainty of the instruments. The assessment of fair value and the classification of the instrument to a fair value level is subject to the valuation controls discussed in the Valuation control section.

Modelled products valued using a pricing model range in complexity from comparatively vanilla products such as interest rate swaps and options (e.g., interest rate caps and floors) through to more complex derivatives (e.g., balance guarantee swaps).

For modelled products the fair value is derived using the model and the appropriate model inputs or parameters, as opposed to a cash price equivalent. Model inputs are taken either directly or indirectly from available data, where some inputs are also modelled.

Fair value classification of modelled instruments is either level 2 or level 3, depending on the product/model combination, the observability and quality of input parameters and other factors. All these must be assessed to classify a position. The modelled product is assigned to the lowest fair value hierarchy level of any significant input used in that valuation.

Most derivative instruments, for example vanilla interest rate swaps, foreign exchange swaps and liquid single name credit derivatives, are classified as level 2. This is because they are vanilla products valued using standard market models and with observable inputs. Level 2 products range from vanilla to more complex products, where more complex products remain classified as Level 2 due to the materiality of any unobservable inputs.

Inputs to valuation models

When using valuation techniques, the fair value can be significantly affected by the choice of valuation model and underlying assumptions. Factors considered include the cashflow amounts and timing of those cash flows, and application of appropriate discount rates, incorporating both funding and credit risk. Values between and beyond available data points are obtained by interpolation and extrapolation. The principal inputs to these valuation techniques are as follows:

Bond prices - quoted prices are generally available for government bonds, certain corporate securities, and some mortgage-related products.

Credit spreads - these express the return required over a benchmark rate or index to compensate for the referenced credit risk. Where available, these are derived from the price of credit default swaps or other credit-based instruments, such as debt securities. When direct prices are not available; credit spreads are determined with reference to available prices of entities with similar characteristics.

Interest rates - these are principally based on interest rate swap prices referencing benchmark interest rates. Benchmark rates include Interbank Offered Rates (IBOR) and the Overnight Index Swap (OIS) rate, including SONIA (Sterling Overnight Interbank Average Rate). Other quoted interest rates may also be used from both the bond, and futures markets.

Foreign currency exchange rates - there are observable prices both for spot and forward contracts and futures in the world's major currencies.

11 Financial instruments – valuation continued

Equity and equity index prices - quoted prices are generally readily available for equity shares listed on the world's major stock exchanges and for major indices on such shares.

Price volatilities and correlations - volatility is a measure of the tendency of a price to change with time. Correlation measures the degree which two or more prices or variables are observed to move together. Variables that move in the same direction show positive correlation; those that move in opposite directions are negatively correlated.

Prepayment rates - rates used to reflect how fast a pool of assets prepay. The fair value of a financial instrument that can be prepaid by the issuer or borrower differs from that of an instrument that cannot be prepaid. When valuing prepayable instruments, the value of this prepayment option is considered.

Recovery rates/loss given default - these are used as an input to valuation models and reserves for asset-backed securities and other credit products as an indicator of severity of losses on default. Recovery rates are primarily sourced from market data providers, the value of the underlying collateral, or inferred from observable credit spreads.

Valuation control

NatWest Group's control environment for the determination of the fair value of financial instruments includes formalised procedures for the review and validation of fair values. This review is performed by an independent price verification (IPV) team.

IPV is a key element of the control environment. Valuations are first performed by the business which entered into the transaction. These valuations are then reviewed by the IPV team, independent of those trading the financial instruments, in light of available pricing evidence.

Independent pricing data is collated from a range of sources. Each source is reviewed for quality and the independent data applied in the IPV processes using a formalised input quality hierarchy. Consensus services are one source of independent data and encompass interest rate, currency, credit, and bond markets, providing comprehensive coverage of vanilla products and a wide selection of exotic products.

Where measurement differences are identified through the IPV process these are grouped by the quality hierarchy of the independent data. If the size of the difference exceeds defined thresholds, an adjustment is made to bring the valuation to within the independently calculated fair value range.

IPV takes place at least monthly, for all fair value financial instruments. The IPV control includes formalised reporting and escalation of any valuation differences in breach of established thresholds.

The quality and completeness of the information gathered in the IPV process gives an indication as to the liquidity and valuation uncertainty of an instrument and forms part of the information considered when determining fair value hierarchy classifications.

Initial fair value level classification of a financial instrument is carried out by the IPV team. These initial classifications are subject to senior management review. Particular attention is paid to instruments transferring from one level to another, new instrument classes or products, instruments where the transaction price is significantly different from the fair value and instruments where valuation uncertainty is high.

Valuation Committees are made up of valuation specialists and senior business representatives from various functions and oversees pricing, reserving and valuations issues. These committees meet monthly to review and ratify any methodology changes. The Executive Valuation Committee meets quarterly to address key material and subjective valuation issues, to review items escalated by Valuation Committees and to discuss other relevant industry matters.

The Group model risk policy sets the policy for model documentation, testing and review. Governance of the model risk policy is carried out by the Group model risk oversight committee, which comprises model risk owners and independent model experts. All models are required to be independently validated in accordance with the Model Risk Policy.

Key areas of judgment

Over the years the business has simplified, with most products classified as level 1 or 2 of the fair value hierarchy. However, the diverse range of products historically traded by NatWest Group means some products remain classified as level 3. Level 3 indicates a significant level of pricing uncertainty, where expert judgment is used. As such, extra disclosures are required in respect of level 3 instruments.

Over the years the business has simplified, with most products classified as level 1 or 2 of the fair value hierarchy. However, the diverse range of products historically traded by NatWest Group means some products remain classified as level 3. Level 3 indicates a significant level of pricing uncertainty, where expert judgment is used. As such, extra disclosures are required in respect of level 3 instruments.

In general, the degree of expert judgment used and hence valuation uncertainty depends on the degree of liquidity of an instrument or input.

Where markets are liquid, little judgment is required. However, when the information regarding the liquidity in a particular market is not clear, a judgment may need to be made. For example, for an equity traded on an exchange, daily volumes of trading can be seen, but for an over the counter (OTC) derivative, assessing the liquidity of the market with no central exchange is more challenging.

11 Financial instruments – valuation continued

A key related matter is where a market moves from liquid to illiquid or vice versa. Where this movement is considered temporary, the fair value level is not changed. For example, if there is little market trading in a product on a reporting date but at the previous reporting date and during the intervening period the market has been liquid. In this case, the instrument will continue to be classified at the same level in the hierarchy. This is to provide consistency so that transfers between levels are driven by genuine changes in market liquidity and do not reflect short term or seasonal effects. Material movements between levels are reviewed quarterly by the Business and IPV.

The breadth and depth of the IPV data allows for a rules-based quality assessment to be made of market activity, liquidity, and pricing uncertainty, which assists with the process of allocation to an appropriate level. Where suitable independent pricing information is not readily available, the quality assessment will result in the instrument being assessed as level 3.

The table below shows the assets and liabilities held by NatWest Group split by fair value hierarchy level. Level 1 are considered the most liquid instruments, and level 3 the most illiquid, valued using expert judgment and hence carry the most significant price uncertainty.

	2021				2020
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	£m	£m	£m	£m	£m	£m	£m	£m
Assets
Trading assets
Loans	—	33,482	721	34,203	—	39,550	225	39,775
Securities	19,563	5,371	21	24,955	21,535	7,599	81	29,215
Derivatives	—	105,222	917	106,139	—	165,441	1,082	166,523
Other financial assets	—		—
Loans	—	359	207	566	—	185	168	353
Securities	28,880	7,951	186	37,017	35,972	8,850	167	44,989
Total financial assets held at fair value	48,443	152,385	2,052	202,880	57,507	221,625	1,723	280,855
As % of total fair value assets	24%	75%	1%		20%	79%	1%

Liabilities
Trading liabilities
Deposits	—	38,658	2	38,660	—	44,062	7	44,069
Debt securities in issue	—	974	—	974	—	1,408	—	1,408
Short positions	20,507	4,456	1	24,964	19,045	7,734	—	26,779
Derivatives	—	100,229	606	100,835	—	159,818	887	160,705
Other financial liabilities	—		—
Debt securities in issue	—	1,103	—	1,103	—	1,607	—	1,607
Other deposits	—	568	—	568	—	796	—	796
Subordinated liabilities	—	703	—	703	—	793	—	793
Total financial liabilities held at fair value	20,507	146,691	609	167,807	19,045	216,218	894	236,157
As % of total fair value liabilities	12%	88%	0%		8%	92%	0%

(1)	Transfers between levels are deemed to have occurred at the beginning of the quarter in which the instrument was transferred.
(2)

For an analysis of debt securities held at mandatory fair value through profit or loss by issuer as well as ratings and derivatives, by type and contract, refer to Risk and capital management – Credit risk.

Valuation adjustments

When valuing financial instruments in the trading book, adjustments are made to mid-market valuations to cover bid-offer spread, funding and credit risk. These adjustments are presented in the table below:

	2021	2020
Adjustment	£m	£m
Funding – FVA	90	140
Credit – CVA	390	390
Bid – Offer	113	148
Product and deal specific	119	172
	712	850

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There was a reallocation of FVA to CVA during the period following an update to the risk management of certain exposures. The net decrease across CVA and FVA was driven by reduced exposures, due to increases in interest rates and trade exit activity. The reduction in bid-offer and product and deal specific reserves followed reduced risk due to trade exit activity and LIBOR cessation.

Funding valuation adjustments (FVA)

FVA represents an estimate of the adjustment that a market participant would make to incorporate funding costs and benefits that arise in relation to derivative exposures. FVA is calculated as a portfolio level adjustment and can result in either a funding charge (positive) or funding benefit (negative).

Funding levels are applied to estimated potential future exposures. For uncollateralised derivatives, the exposure reflects the future valuation of the derivative. For collateralised derivatives, the exposure reflects the difference between the future valuation of the derivative and the level of collateral posted.

Credit valuation adjustments (CVA)

CVA represents an estimate of the adjustment to fair value that is made to incorporate the counterparty credit risk inherent in derivative exposures. CVA is actively managed by a credit and market risk hedging process, and therefore movements in CVA are partially offset by trading revenue on the hedges.

The CVA is calculated on a portfolio basis reflecting an estimate of the amount a third party would charge to assume the credit risk.

Collateral held under a credit support agreement is factored into the CVA calculation. In such cases where NatWest Group holds collateral against counterparty exposures, CVA is held to the extent that residual risk remains.

Bid-offer

Fair value positions are required to be marked to exit, represented by bid (long positions) or offer (short positions) levels. Non-derivative positions are typically marked directly to bid or offer prices. However derivative exposures are adjusted to exit levels by taking bid-offer reserves calculated on a portfolio basis. The bid-offer approach is based on current market spreads and standard market bucketing of risk.

Bid-offer spreads vary by maturity and risk type to reflect different spreads in the market. For positions where there is no observable quote, the bid-offer spreads are widened in comparison to proxies to reflect reduced liquidity or observability.

Netting is applied on a portfolio basis to reflect the value at which NatWest Group believes it could exit the net risk of the portfolio, rather than the sum of exit costs for each of the portfolio’s individual trades. This is applied where the asset and liability positions are managed as a portfolio for risk and reporting purposes.

Product and deal specific

On initial recognition of financial assets and liabilities valued using valuation techniques which have a significant dependence on information other than observable market data, any difference between the transaction price and that derived from the valuation technique is deferred. Such amounts are recognised in the income statement over the life of the transaction; when market data becomes observable; or when the transaction matures or is closed out as appropriate. On 31 December 2021, net gains of £71 million (2020 - £63 million) were carried forward. During the year, net gains of £103 million (2020 - £75 million) were deferred and £94 million (2020 - £100 million) were recognised in the income statement.

Where system generated valuations do not accurately recover market prices, manual valuation adjustments are applied either at a position or portfolio level. Manual adjustments are subject to the scrutiny of independent control teams and are subject to monthly review by senior management.

Own Credit

NatWest Group considers the effect of its own credit standing when valuing financial liabilities recorded at fair value. Own credit spread adjustments are made when valuing issued debt held at fair value, including issued structured notes. An own credit adjustment is applied to positions where it is believed that counterparties would consider NatWest Group's creditworthiness when pricing trades.

11 Financial instruments – valuation continued

Level 3 additional information

For illiquid assets and liabilities, classified as level 3, additional information is provided on the valuation techniques used and price sensitivity of the products to those inputs. This is to enable the reader to gauge the level of uncertainty that arises from positions with significant unobservable inputs or modelling parameters.

Level 3 ranges of unobservable inputs

The table below provides additional information on level 3 instruments and inputs. This shows the valuation technique used for the fair value calculation, the unobservable input or inputs and input range.

				2021		2020
Financial instrument	Valuation technique	Unobservable inputs	Units	Low	High	Low	High
Trading assets and Other financial assets
Loans	Price-based	Price	%	—	106	—	105
	Discount cash flow	Credit spreads	bps	40	102	69	119
	Discount cash flow	Discount margin	bps	46	55	51	226

Debt securities	Price-based	Price	%	—	240	—	232

Equity Shares	Price-based	Price	GBP	—	30,378	—	27,737
	Price-based	Price	%	—	7	—	80
	Discount cash flow	Discount margin	%	6	8	7	9
	Net asset valuation	Net asset value	%	80	120	80	120

Derivative assets and liabilities
Credit derivatives	Credit derivative pricing	Credit spreads	bps	6	635	2	500
		Correlation	%	(15)	95	(50)	95
		Volatility	%	30	108	27	80
		Upfront points	%	—	100	—	100
		Recovery rate	%	—	60	10	40

Interest rate & FX	Option pricing	Correlation	%	(50)	100	(50)	100
derivatives		Volatility	%	17	77	17	60
		Constant Prepayment Rate	%	2	16	2	18
		Mean Reversion	%	—	92	—	92
		Basis volatility	bps	8	18	15	21
		Inflation volatility	%	1	2	1	2
		Inflation rate	%	2	3	1	2

Equity derivatives	Option pricing	Correlation	%	(53)	87	(53)	87

(1)	Valuation for private equity investments may be estimated by looking at past prices of similar stocks and from valuation statements where valuations are usually derived from earnings measures such as EBITDA or net asset value (NAV). Similarly, for equity or bond fund investments, prices may be estimated from valuation or credit statements using NAV or similar measures.
(2)	NatWest Group does not have any material liabilities measured at fair value that are issued with an inseparable third-party credit enhancement.

11 Financial instruments – valuation continued

Level 3 sensitivities

The level 3 sensitivities presented below are calculated at a trade or low-level portfolio basis rather than an overall portfolio basis. As individual sensitivities are aggregated with no reflection of the correlated nature between instruments, the overall portfolio sensitivity may not be accurately reflected. For example, some portfolios may be negatively correlated to others, where a downwards movement in one asset would produce an upwards movement in another. However, due to the additive presentation of the above figures this correlation impact cannot be displayed. As such, the actual potential downside sensitivity of the total portfolio may be less than the non-correlated sum of the additive figures as shown in the below table.

Alternative assumptions

Reasonably plausible alternative assumptions of unobservable inputs are determined based on a specified target level of certainty of 90%. Alternative assumptions are determined with reference to all available evidence including consideration of the following: quality of independent pricing information considering consistency between different sources, variation over time, perceived tradability or otherwise of available quotes; consensus service dispersion ranges; volume of trading activity and market bias (e.g. one-way inventory); day 1 profit or loss arising on new trades; number and nature of market participants; market conditions; modelling consistency in the market; size and nature of risk; length of holding of position; and market intelligence.

Other considerations

Whilst certain inputs used to calculate CVA, FVA and own credit adjustments are not based on observable market data, the uncertainty of these inputs is not considered to have a significant effect on the net valuation of the related derivative portfolios and issued debt.

As such, the fair value levelling of the derivative portfolios and issued debt is not determined by CVA, FVA or own credit inputs. In addition, any fair value sensitivity driven by these inputs is not included in the level 3 sensitivities presented.

The table below shows the high and low range of fair value of the level 3 assets and liabilities. This range incorporates the range of fair value inputs as described in the previous table.

	2021			2020
	Level 3	Favourable	Unfavourable	Level 3	Favourable	Unfavourable
	£m	£m	£m	£m	£m	£m
Assets
Trading assets
Loans	721	10	(10)	225	10	—
Securities	21	—	—	81	—	—
Derivatives	917	60	(70)	1,082	80	(80)
Other financial assets
Loans	207	10	(10)	168	20	(10)
Securities	186	20	(20)	167	30	(20)
	2,052	100	(110)	1,723	140	(110)

Liabilities
Trading liabilities
Deposits	2	—	—	7	—	—
Debt securities in issue	—	—	—	—	—	—
Short positions	1	—	—	—	—	—
Derivatives	606	30	(30)	887	50	(40)
Other financial liabilities	—	—	—	—	—	—
	609	30	(30)	894	50	(40)

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Movement in level 3 assets and liabilities

The following table shows the movement in level 3 assets and liabilities in the year.

	2021				2020
	Trading	Other			Trading	Other
	assets	financial	Total	Total	assets	financial	Total	Total
	(2)	assets (3)	assets	liabilities	(2)	assets (3)	assets	liabilities
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January	1,388	335	1,723	894	2,233	321	2,554	1,317
Amounts recorded in the income statement (1)	(93)	(29)	(122)	(90)	127	(21)	106	(67)
Amounts recorded in the statement of comprehensive income	—	23	23	—	—	63	63	—
Level 3 transfers in	125	3	128	20	165	98	263	188
Level 3 transfers out	(104)	(6)	(109)	(168)	(139)	—	(139)	(368)
Purchases/originations (4)	965	452	1,416	305	441	327	768	127
Settlements/other decreases	(47)	(364)	(411)	(28)	(293)	(153)	(446)	(59)
Sales	(573)	(17)	(590)	(321)	(1,148)	(301)	(1,449)	(245)
Foreign exchange and other	(3)	(3)	(6)	(3)	2	1	3	1
At 31 December	1,658	394	2,052	609	1,388	335	1,723	894

Amounts recorded in the income statement in respect of balances held at year end - unrealised	(93)	(32)	(126)	(90)	129	(22)	107	(68)

(1)	There were £3 million net losses on trading assets and liabilities (2020 - £194 million net gain) recorded in income from trading activities. Net losses on other instruments of £29 million (2020 - £21 million net losses) were recorded in other operating income and interest income as appropriate.
(2)	Trading assets comprise assets held at fair value in trading portfolios.
(3)	Other financial assets comprise fair value through other comprehensive income, designated as at fair value through profit or loss and other fair value through profit or loss.
(4)	Movement in the period includes new loan originations classified as HTC&S under IFRS 9 and fair valued through other comprehensive income. 2021 purchases include a new leveraged finance loan of £450 million. As a result of its composition and illiquid nature, pricing is based on unobservable inputs and the judgment of valuation experts.

11 Financial instruments – valuation continued

Fair value of financial instruments measured at amortised cost on the balance sheet

The following table shows the carrying value and fair value of financial instruments measured at amortised cost on the balance sheet.

	Items where
	fair value
	approximates	Carrying		Fair value hierarchy level
	carrying value	value	Fair value	Level 1	Level 2	Level 3
2021	£bn	£bn	£bn	£bn	£bn	£bn
Financial assets
Cash and balances at central banks	177.8	—	—	—	—	—
Settlement balances	2.1	—	—	—	—	—
Loans to banks	0.1	7.5	7.5	—	5.0	2.5
Loans to customers	—	359.0	354.1	—	28.0	326.1
Other financial assets - securities	—	8.6	8.6	4.4	0.7	3.5
2020
Financial assets
Cash and balances at central banks	124.5	—	—	—	—	—
Settlement balances	2.3	—	—	—	—	—
Loans to banks	0.1	6.9	6.9	—	3.8	3.1
Loans to customers	—	360.5	359.2	—	25.2	334.0
Other financial assets - securities	—	9.8	10.1	5.9	1.2	3.0
2021
Financial liabilities
Bank deposits	4.9	21.4	21.0	—	18.7	2.3
Customer deposits	442.4	37.4	37.6	—	18.1	19.5
Settlement balances	2.1	—	—	—
Other financial liabilities - debt securities in issue	—	47.7	48.6	—	41.4	7.2
Subordinated liabilities	—	7.7	8.3	—	8.2	0.1
Notes in circulation	3.0	—	—	—	—	—
2020
Financial liabilities
Bank deposits	4.4	16.2	16.2	—	11.3	4.9
Customer deposits	371.7	60.0	60.1	—	10.1	50.0
Settlement balances	5.5	—	—	—	—	—
Other financial liabilities - debt securities in issue	—	43.4	44.6	—	34.7	9.9
Subordinated liabilities	—	9.2	9.8	—	9.7	0.1
Notes in circulation	2.7	—	—	—	—	—

The assumptions and methodologies underlying the calculation of fair values of financial instruments at the balance sheet date are as follows:

Short-term financial instruments

For certain short-term financial instruments: cash and balances at central banks, items in the course of collection from other banks, settlement balances, items in the course of transmission to other banks, customer demand deposits and notes in circulation, carrying value is deemed a reasonable approximation of fair value.

Loans to banks and customers

In estimating the fair value of net loans to customers and banks measured at amortised cost, NatWest Group's loans are segregated into appropriate portfolios reflecting the characteristics of the constituent loans. Two principal methods are used to estimate fair value:

(a)	Contractual cash flows are discounted using a market discount rate that incorporates the current spread for the borrower or where this is not observable, the spread for borrowers of a similar credit standing. This method is used for portfolios where counterparties have external ratings: institutional and corporate lending.
(b)	Expected cash flows (unadjusted for credit losses) are discounted at the current offer rate for the same or similar products. The current methodology caps all loan values at par rather than modelling clients' option to repay loans early. This approach is adopted for lending portfolios in Retail Banking, Ulster Bank RoI, Commercial Banking (SME loans) and Private Banking in order to reflect the homogeneous nature of these portfolios.

Debt securities and subordinated liabilities

Most debt securities are valued using quoted prices in active markets or from quoted prices of similar financial instruments in active markets. Fair values of the remaining population are determined using market standard valuation techniques, such as discounted cash flows, adjusting for own credit spreads where appropriate.

Bank and customer deposits

Fair values of deposits are estimated using discounted cash flow valuation techniques. Where required, methodologies can be revised as additional information and valuation inputs become available.